Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Apr. 22, 2012
Issuance of founders stock on April 23, 2012	$ 2,000	$ (2,000)
Issuance of founders stock on April 23, 2012 - Shares	20,000,000
Redemption of common stock on September 7, 2012	(1,950)			(1,950)
Redemption of common stock on September 7, 2012 - Shares	(19,500,000)
Issuance of common stock on September 8, 2012	1,950			1,950
Issuance of common stock on September 8, 2012 - Shares	19,500,000
Issuance of common stock in connection with notes payable on October 5, 2012	40	3,856		3,896
Issuance of common stock in connection with notes payable on October 5, 2012 - Shares	400,000
Issuance of common stock in connection with notes payable on October 8, 2012	30	2,855		2,885
Issuance of common stock in connection with notes payable on October 8, 2012 - Shares	300,000
Net loss			(342,000)	(342,000)
Balance at Dec. 31, 2012	2,070	4,711	(342,000)	(335,219)
Balance - shares at Dec. 31, 2012	20,700,000
Adjustment		82		82
Issuance of common stock on September 16, 2013	57	17,043		17,100
Issuance of common stock on September 16, 2013 - Shares	570,000
Issuance of common stock on September 25, 2013	1	299		300
Issuance of common stock on September 25, 2013 - Shares	10,000
Issuance of common stock on December 9, 2013	1	299		300
Issuance of common stock on December 9, 2013 - Shares	10,000
Net loss			(618,695)	(618,695)
Balance at Dec. 31, 2013	$ 2,129	$ 22,434	$ (960,695)	$ (936,132)
Balance - shares at Dec. 31, 2013	21,290,000